Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loss Per Common Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	Nine Months Ended September 30,
	2013	2012
Shares underlying warrants outstanding	13,888,262	15,325,943
Shares underlying options outstanding	2,380,644	2,294,714
Unvested restricted stock	150,423	-

The following securities have been excluded from the dilutive per share computation as they are antidilutive.
	2012	2011
Stock options	2,294,714	747,164
Warrants	14,679,971	16,452,368